Premises and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 7—PREMISES AND EQUIPMENT

A summary of premises and equipment as of December 31 follows:

(dollars in thousands)	2017	2016
Land	$2,956	$2,956
Building and improvements	2,467	2,467
Furniture, fixtures, and equipment	3,222	2,950
Leasehold improvements	2,872	2,865

	11,517	11,238
Less accumulated depreciation and amortization	(5,359)	(4,673)
Construction in progress	425	20

	$6,583	$6,585

Depreciation and amortization expense was $686,000, $750,000, and $625,000 for 2017, 2016, and 2015, respectively.

The Company leases several of its operating facilities under various noncancellable operating leases expiring at various dates through 2028. The Company is also responsible for common area maintenance, taxes and insurance at the various branch locations.

Future minimum rent payments on the Company’s leases were as follows as of December 31, 2017:

(dollars in thousands)
Year ending December 31:
2018	$1,857
2019	1,625
2020	1,396
2021	1,312
2022	1,029
Thereafter	4,102

$11,321

The minimum rent payments shown above are given for the existing lease obligations and are not a forecast of future rental expense. Total rental expense, recognized on a straight-line basis, was $1.5 million, $1.6 million, and $1.2 million for 2017, 2016, and 2015, respectively.

The lease for the Company’s downtown headquarters expires in May 2018. In October 2017 the Company signed a lease for a new headquarters office at 1055 Wilshire Boulevard, Suite 1220, Los Angeles, California 90017, which the Company expects to occupy by June 2018. In February 2018 the Company signed a lease for a new office in Irvine which the Company expects to occupy in May 2018. In September 2017 the Company signed a lease to occupy a new location in Oxnard which the Company occupied on March 26, 2018. The future payments for all of the new leases are included in the schedule above.